CONTINGENCIES AND COMMITMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Statement [Line Items]
Minimum operating lease payments recognised as expense	$ 888
Maseve Investments 11 (Pty) Ltd. [Member]
Statement [Line Items]
Proportion of ownership and voting rights held by non-controlling interests	17.10%	17.10%